Vessels, net	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.       Vessels, net

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2021	162,992	(104,111)	11,883	(8,414)	62,350
Additions	26,431	—	1,904	—	28,335
Depreciation & Amortization	—	(1,418)	—	(1,115)	(2,533)
Balance at June 30, 2021	189,423	(105,529)	13,787	(9,529)	88,152

On February 18, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Nord Venus”, a 2011-built Kamsarmax dry bulk carrier, for a purchase price of $16.5 million, if delivered up to May 31, 2021 or $16.2 million if delivered between June 1, 2021 and August 15, 2021. The m/v “Nord Venus” was built at the Universal Shipbuilding Corporation in Japan and has a carrying capacity of 80,655 dwt. The agreement was subject to customary closing conditions. As at June 30, 2021 the Company proceeded to the payment of an amount of $1,620 representing 10% of the acquisition price, as per the terms of the relevant agreement. The amount is included in Advances for vessels acquisition in the accompanying condensed consolidated statements of financial position. On July 20, 2021, the Company took delivery of the m/v “Nord Venus” that was renamed to “Power Globe” (see also Note 13).

5.       Vessels, net (continued)

On March 19, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Yangze 11”, a 2018-built Kamsarmax dry bulk carrier, for a purchase price of $27 million, the vessel cost amounted to $26.4 million, and the imputed dry-docking cost amounted to $0.6 million. The m/v “Yangze 11” was built at Jiangsu New Yangzi Shipbuilding Co., Ltd and has a carrying capacity of 82,027 dwt. On June 9, 2021, the Company took delivery of the m/v “Yangze 11” that was renamed to “Diamond Globe”.

No impairment was recognized for the first half of 2021($4,615 for the first half of 2020).